Condensed Financial Information of DHT Holdings, Inc. - Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that will not be reclassified subsequently to profit or loss:
Profit for the year	$ 6,602	$ 9,260	$ 105,302
Remeasurement of defined benefit obligation/(loss) net of tax	(166)	(49)	(41)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	193	28	64
Total comprehensive income for the period net of tax	6,628	9,239	105,325
Attributable to the owners of parent	6,628	9,239	105,325
Parent Company [Member]
Items that will not be reclassified subsequently to profit or loss:
Profit for the year	20,293	(5,228)	107,780
Items that may be reclassified subsequently to profit or loss:
Total comprehensive income for the period net of tax	20,293	(5,228)	107,780
Attributable to the owners of parent	$ 20,293	$ (5,228)	$ 107,780